TYPE                          13F-NT
PERIOD                        03/31/2001
FILER
        CIK                   810717
        CCC                   d*3vinim
SROS                          NONE
SUBMISSION-CONTACT
        NAME                  Michael T. Brophy
        PHONE                 610-578-1281


                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):       [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Pilgrim Baxter Value Investors, Inc.
Address:        1400 Liberty Ridge Drive
                Wayne, PA 19087-4493

Form 13F File Number: 28-2506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael T. Brophy
Title:          Senior Compliance Officer
Phone:          (610) 578-1281

Signature, Place, and Date of Signing:
Michael T. Brophy       Wayne, PA               05/14/2001
[Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

13F File Number                     Name
28-1904                    Pilgrim Baxter & Associates, Ltd.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.